SHARE-BASED COMPENSATION - Schedule of Underlying Data Used for Computing the Fair Value of the Options (Details) - Options - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, minimum	101.91%	104.00%
Expected volatility, maximum	104.79%	105.73%
Risk-free interest rate, minimum	4.19%	3.95%
Risk-free interest rate, maximum	4.58%	4.32%
Expected term	6 years	6 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.38	$ 1.96
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 2.77	$ 2.4